Employee Benefit Plan, Summary of Accounting Policy (Tables) - AES Corp Retirement Savings Plan [Domain]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Investment, Fair Value and NAV
Fair Value — Fair value, as defined in the fair value measurement accounting guidance, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. The Plan applies the fair value measurement accounting guidance to determine the fair value of investments. This guidance requires the use of the principal or most advantageous market from the perspective of the reporting entity. Fair value, where available, is based on observable quoted market prices. Where observable prices or inputs are not available, several valuation techniques are applied. The process involves varying levels of judgment, the degree of which is dependent on the price transparency of the instruments or market and the instruments’ complexity.
To increase consistency and enhance disclosure of the fair value of financial instruments, the fair value measurement accounting guidance contains a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest. The three levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities. Unobservable inputs should only be used to the extent observable inputs are not available.
The carrying amount of financial assets not measured at fair value on a recurring basis, including participant and employer contributions receivable and notes receivable for participant loans, approximates their fair value.

EBP, Accounting Policy [Line Items]
EBP, Investment, Fair Value and NAV
Fair Value — Fair value, as defined in the fair value measurement accounting guidance, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. The Plan applies the fair value measurement accounting guidance to determine the fair value of investments. This guidance requires the use of the principal or most advantageous market from the perspective of the reporting entity. Fair value, where available, is based on observable quoted market prices. Where observable prices or inputs are not available, several valuation techniques are applied. The process involves varying levels of judgment, the degree of which is dependent on the price transparency of the instruments or market and the instruments’ complexity.
To increase consistency and enhance disclosure of the fair value of financial instruments, the fair value measurement accounting guidance contains a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest. The three levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities. Unobservable inputs should only be used to the extent observable inputs are not available.
The carrying amount of financial assets not measured at fair value on a recurring basis, including participant and employer contributions receivable and notes receivable for participant loans, approximates their fair value.